Business Segments (Tables)	6 Months Ended
Jun. 30, 2022
Business Segments Table [Abstract]
Schedule of revenues and cost of goods sold from operation
	Revenues		Cost of Sales
	For the Six Months Ended		For the Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2022	2021	2022	2021
Fertilizer sales	$3,038,749	$3,721,181	$1,681,224	$2,176,053
Logistic	450,752	410,338	258,404	231,903
Others	-	120	-	89
Total	$3,489,501	$4,131,639	$1,939,628	$2,408,045